Significant equity transactions and acquisitions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair values of identifiable assets and liabilities as at acquisition dates
Cash and cash equivalents	¥ 39,406	¥ 0	¥ 23,490
Property, plant and equipment, net	1,211	0	2,089
Intangible assets, net	63,922	0	214,333
Other assets	41,778	0	53,159
Current liabilities	(73,021)	0	(39,211)
Deferred tax liabilities	(15,977)	0	(46,850)
Net assets	57,319	0	207,010
Noncontrolling interests	(15,689)	0	(242,923)
Goodwill arising on acquisitions	115,848	0	289,936
Total	157,478	0	254,023
Cash considerations	20,366	0	131,185
Fair value of previously held equity interest	137,112	0	61,629
Contingent considerations	0	0	61,209
Total considerations	¥ 157,478	¥ 0	¥ 254,023